Vessel Charters - Minimum Estimated Charter Hire Payments for Remainder of Year and Next Four Fiscal Years for Partnership's Vessels Chartered-In and Vessels Chartered-Out (Detail) $ in Thousands	Jun. 30, 2015 USD ($)
Charters-in [Member]
Capital Leases and Operating and Direct Finance Leases [Line Items]
Capital leases remainder of 2015	$ 3,880
Capital leases 2016	7,673
Capital leases 2017	30,953
Capital leases 2018	27,296
Capital leases 2019	0
Charters-out [Member]
Capital Leases and Operating and Direct Finance Leases [Line Items]
Operating leases remainder of 2015	158,810
Direct financing leases remainder of 2015	34,718
Leases remainder of 2015	193,528
Operating leases 2016	293,468
Direct financing leases 2016	75,064
Leases remainder of 2016	368,532
Operating leases 2017	292,454
Direct financing leases 2017	204,109
Leases remainder of 2017	496,563
Operating leases 2018	248,928
Direct financing leases 2018	173,701
Leases remainder of 2018	422,629
Operating leases 2019	233,575
Direct financing leases 2019	39,065
Leases remainder of 2019	$ 272,640